Current Tax Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2019
CURRENT TAX RECEIVABLES AND PAYABLES
Summary of Current Tax Receivables and Payables

The detail of current tax receivables as of December 31, 2019 and 2018 is as follows:

	Balance as of
Tax Receivables	12-31-2019	12-31-2018
	ThCh$	ThCh$
Monthly provisional tax payments	23,628,163	37,544,939
Tax credit for absorbed profits	16,664,648	15,037,217
Minimum presumed income	2,355,003	191,118
Total	42,647,814	52,773,274

The detail of current tax payables as of December 31, 2019 and 2018 is as follows:

	Balance as of
Tax Payables	12-31-2019	12-31-2018
	ThCh$	ThCh$
Income tax	17,662,740	12,541,174
Total	17,662,740	12,541,174